S-K 1602(a)(3) Forepart, Sponsor Compensation	Jul. 23, 2025 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	350,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.004
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,750,000
Class B Ordinary Shares [Member] | Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,750,000
Class B Ordinary Shares Surrender [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	750,000